Equity Based Compensation - Schedule of Non-vested Restricted Stock Grants (Detail) - Restricted Stock	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance | shares	21,438
Non-Vested Shares, Granted | shares	251,993
Non-Vested Shares, Vested | shares	(7,625)
Unvested Shares, Ending Balance | shares	265,806
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance | $ / shares	$ 10.38
Non-Vested Weighted-Average Grant-Date Fair Value, Granted | $ / shares	9.48
Non-Vested Weighted-Average Grant-Date Fair Value, Vested | $ / shares	10.29
Unvested Weighted-Average Grant-Date Fair Value, Ending balance | $ / shares	$ 9.53